FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Schedule of financial instruments and fair value

The main financial instruments, classified in accordance with the accounting principles, are as follows:

		2021		2020
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments	2	1,095	1,095	1,214	1,214
Accounts receivable from Customers and traders; Concession holders (transmission service)	2	4,482	4,482	4,534	4,534
Restricted cash	2	19	19	64	64
Accounts receivable from the State of Minas Gerais (AFAC)	2	13	13	12	12
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components	3	2,148	2,148	133	133
Reimbursement of tariff subsidies	2	291	291	88	88
Low-income subsidy	2	47	47	43	43
Escrow deposits	2	1,155	1,155	1,056	1,056
Concession grant fee – Generation concessions	3	2,792	2,792	2,549	2,549
		12,042	12,042	9,693	9,693
Fair value through profit or loss
Cash equivalents – Cash investments		708	708	1,587	1,587
Marketable securities
Bank certificates of deposit (CDBs)		101	101	545	545
Treasury Financial Notes (LFTs)	1	178	178	731	731
Financial Notes – Banks	2	705	705	1,635	1,635
		1,692	1,692	4,498	4,498
Derivative financial instruments (Swaps)	3	1,219	1,219	2,949	2,949
Derivative financial instruments (Ativas and Sonda Put options)	3	—	—	3	3
Concession financial assets – Distribution infrastructure	3	718	718	559	559
Indemnifiable receivable – Generation	3	816	816	816	816
		4,445	4,445	8,825	8,825
		16,487	16,487	18,518	18,518
Financial liabilities
Amortized cost (1)
Loans, financing and debentures	2	(11,364)	(11,364)	(15,020)	(15,020)
Debt with pension fund (Forluz)	2	(385)	(385)	(473)	(473)
Deficit of pension fund (Forluz)	2	(539)	(539)	(540)	(540)
Concessions payable	3	(27)	(27)	(23)	(23)
Suppliers	2	(2,683)	(2,683)	(2,358)	(2,358)
Leasing transactions	2	(244)	(244)	(227)	(227)
Sector financial liabilities	2	(51)	(51)	(231)	(231)
		(15,293)	(15,293)	(18,872)	(18,872)
Fair value through profit or loss
Derivative financial instruments - Swaps	3	(6)	(6)	—	—
Derivative financial instruments (SAAG put options)	3	(636)	(636)	(536)	(536)
		(642)	(642)	(536)	(536)
		(15,935)	(15,935)	(19,408)	(19,408)

(1)	On December 31, 2021 and 2020, the book values of financial instruments reflect their fair values.

Schedule of net liabilities in relation to its equity	On December 31, 2021 and 2020, the options values were as follows:
	2021	2020
Put option – SAAG	636	536
Put / call options – Ativas and Sonda	—	(3)
	636	533

Schedule of changes in value of options

The changes in the value of the options are as follows:

Balance at December 31, 2018	419
Adjustment to fair value	64
Balance at December 31, 2019	483
Adjustment to fair value	53
Balance at December 31, 2020	536
Adjustment to fair value	100
Balance at December 31, 2021	636

Schedule of derivative instruments contracted Realized gain

					Realized gain / loss
Assets	Liability	Maturity period	Trade market	Notional amount	2021	2020
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$ 151.99% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$1,000	1,019	329
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	155	166
US$ exchange variation higher R$5.0984	US$ exchange variation lower R$5.0954	August 03, 2021	Over the counter	US$600	24	—
					1,198	495

Schedule of derivative instruments contracted

This table presents the derivative instruments contracted by Company as of December 31, 2021 and 2020:

					Unrealized gain / loss		Unrealized gain / loss
Assets	Liability	Maturity period	Trade market	Notional amount (2)	Carrying amount 2021	Fair value 2021	Carrying amount 2020	Fair value 2020
US$ exchange variation + Rate (9.25% p.y.) (1)	R$151.99% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	873	706	1,772	2,110
US$ exchange variation + Rate (9.25% p.y.) (1)	R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	578	507	588	839
					1,451	1,213	2,360	2,949
Current asset						—		523
Non-current asset						1,219		2,426
Current liabilities						(6)		—

1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. In July 20 21, Cemig GT dismantled a total of US$500 of the original hedge issued. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$3.85/US$ and ceiling at R$5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$5.00, and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
2)	In millions of US$.

Schedule of fair value of derivative hedge instrument One

Risk: foreign exchange rate exposure	Base Scenario	‘Probable’ scenario US$1=R$5.10	‘Possible’ scenario Appreciation 25.00% US$1= R$6.38	‘Remote’ scenario Appreciation 50.00% US$1=R$7.65
US dollar
Loans and financings (note 22)	(5,623)	(5,139)	(6,429)	(7,709)
Suppliers (Itaipu Binacional) (note 20)	(331)	(303)	(378)	(454)
	(5,954)	(5,442)	(6,807)	(8,163)

Net liabilities exposed	(5,954)	(5,442)	(6,807)	(8,163)
Net effect of exchange rate fluctuation		512	(853)	(2,209)

The net exposure to exchange rates is as follows:

The net exposure to exchange rates is as follows:

	2021		2020
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing (note 22)	(1,008)	(5,623)	(1,514)	(7,866)
Suppliers (Itaipu Binacional) (note 20)	(59)	(331)	(63)	(325)
	(1,067)	(5,954)	(1,577)	(8,191)
Net liabilities exposed		(5,954)		(8,191)

Schedule of exposure to exchange rates

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2021	2020
Assets
Cash equivalents – Cash investments (Note 6) – CDI	708	1,587
Marketable securities (Note 7) – CDI / SELIC	2,078	4,125
Restricted cash – CDI	19	64
CVA and in tariffs (Note 14) – SELIC	2,148	133
	4,953	5,909
Liabilities
Loans, financing and debentures (Note 22) – CDI	(1,458)	(2,310)
Loans, financing and debentures (Note 22) – TJLP	(21)	(73)
Sector financial liabilities (note 14)	(51)	(231)
	(1,530)	(2,614)
Net assets exposed	3,423	3,295

Schedule of exposure to exchange rates

	2021	2022
Risk: Increase in Brazilian interest rates	Book value	‘Probable’ scenario Selic 13.00% TJLP 6.94%	‘Possible’ scenario Selic 9.75% TJLP 5.21%	‘Remote’ scenario Selic 6.50% TJLP 3.47%
Assets
Cash equivalents (Note 6)	708	800	777	754
Marketable securities (Note 7)	2,078	2,348	2,281	2,213
Restricted cash	19	21	21	20
CVA and Other financial components – SELIC (Note 14)	2,148	2,427	2,357	2,288
	4,953	5,596	5,436	5,275
Liabilities
Loans and financing (Note 22) – CDI	(1,458)	(1,648)	(1,600)	(1,553)
Loans and financing (Note 22) – TJLP	(21)	(22)	(22)	(22)
Sector financial liabilities (Note 14)	(51)	(55)	(54)	(53)
	(1,530)	(1,725)	(1,676)	(1,628)

Net assets (liabilities) exposed	3,423	3,871	3,760	3,647
Net effect of fluctuation in interest rates		448	337	224

Schedule of risk of increase in inflation

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2021	2020
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	718	559
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)	13	12
Concession Grant Fee – IPCA (Note 14)	2,792	2,549
	3,523	3,120

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,322)	(4,863)
Debt with pension fund (Forluz) – IPCA (Note 24)	(385)	(473)
Deficit of pension plan (Forluz) – IPCA (Note 24)	(539)	(540)
	(5,246)	(5,876)
Net assets (liabilities) exposed	(1,723)	(2,756)

(1) Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.

Schedule of exposure to exchange rates Risk

	2021	2022
Risk: increase in inflation	Amount Book value	‘Probable’ scenario IPCA 6.68% IGPM 11.46%	‘Possible’ scenario (25%) IPCA 8.35% IGPM 14.33%	‘Remote’ scenario (50%) IPCA 10.02% IGPM 17.19%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	718	766	778	790
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 11 and 30)	13	14	15	15
Concession Grant Fee – IPCA (Note 14)	2,792	2,979	3,025	3,072
	3,523	3,759	3,818	3,877

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,322)	(4,611)	(4,683)	(4,755)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)	(385)	(411)	(417)	(424)
Deficit of pension plan (Forluz) (Note 24)	(539)	(575)	(584)	(593)
	(5,246)	(5,597)	(5,684)	(5,772)
Net liability exposed	(1,723)	(1,838)	(1,866)	(1,895)
Net effect of fluctuation in IPCA and IGP–M indexes		(115)	(143)	(172)

(1) Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.

Schedule of flow of payments of the company's obligations for debt agreed, financings and debentures for floating and fixed rates including the interest specified in contracts

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, loans, financing and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at interest rates:
- Floating rates
Loans, financing and debentures	60	967	1,126	10,398	930	13,481
Onerous concessions	—	1	3	13	15	32
Debt with pension plan (Forluz) (Note 24)	14	28	129	269	—	440
Deficit of the pension plan (FORLUZ) (Note 24)	6	12	57	331	482	888
	80	1,008	1,315	11,011	1,427	14,841
- Fixed rate
Suppliers	2,419	264	—	—	—	2,683
	2,499	1,272	1,315	11,011	1,427	17,524

Schedule of credit exposure

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	—

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Schedule of net liabilities in relation to its equity

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2021 and 2020:

	2021	2020
Total liabilities	32,584	36,605
(–) Cash and cash equivalents	(825)	(1,680)
(–) Restricted cash	(19)	(64)
Net liabilities	31,740	34,861

Total equity	19,462	17,478
Net liabilities / equity	1.62	1.99

Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Schedule of fair value of derivative hedge instrument One

	Base scenario Dec. 31, 2021	‘Probable’ scenario:	‘Possible’ scenario exchange rate depreciation and interest rate increase 25%	‘Remote’ scenario: exchange rate depreciation and interest rate increase 50%
Swap (asset)	4,157	4,036	3,605	3,199
Swap (liability)	(3,943)	(3,839)	(3,902)	(3,963)
Option / Call spread	999	1,149	813	296
Derivative hedge instrument	1,213	1,346	516	(468)